SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net change in non-cash working capital items:
Inventory	$ (1,409)	$ (405)
Prepaid expenses and other assets	(243)	(199)
Taxes recoverable	214	(1,676)
Taxes payable	534	(7)
Accounts payable and accrued liabilities	1,542	194
Amounts receivable	388	2
Amounts due to related parties	(36)	25
Net change in non-cash working capital	$ 990	$ 1,284